Other Intangible Assets - Currently marketed products acquired from Talecris and Progenika (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Intangible Assets
Intangible assets at beginning of the year	€ 1,433,534	€ 1,385,537
Translation differences	(118,796)	27,116
Intangible assets at end of the year	1,557,650	1,433,534
Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	2,195,126	2,054,740
Translation differences	(168,404)	36,634
Intangible assets at end of the year	2,370,373	2,195,126
Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(693,948)	(602,868)
Additions	(95,812)	(81,890)
Translation differences	44,116	(8,209)
Intangible assets at end of the year	(747,593)	(693,948)
Currently marketed products
Other Intangible Assets
Intangible assets at beginning of the year	770,715	793,032
Additions	(37,739)	(38,040)
Translation differences	(60,279)	15,723
Intangible assets at end of the year	672,697	770,715
Currently marketed products | Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	1,092,834	1,071,827
Translation differences	(88,169)	21,007
Intangible assets at end of the year	1,004,665	1,092,834
Currently marketed products | Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(322,119)	(278,795)
Additions	(37,739)	(38,040)
Translation differences	27,890	(5,284)
Intangible assets at end of the year	€ (331,968)	€ (322,119)
Talecris | Currently marketed products
Other Intangible Assets
Estimated useful life	30 years	30 years
Residual useful life	20 years 5 months	21 years 5 months
Talecris | Currently marketed products | Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	€ 1,069,042	€ 1,048,035
Translation differences	(88,169)	21,007
Intangible assets at end of the year	980,873	1,069,042
Talecris | Currently marketed products | Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(305,865)	(264,920)
Additions	(35,360)	(35,661)
Translation differences	27,890	(5,284)
Intangible assets at end of the year	€ (313,335)	€ (305,865)
Progenika Biopharma, S.A. (Spain) | Currently marketed products
Other Intangible Assets
Estimated useful life	10 years	10 years
Residual useful life	2 years 2 months	3 years 2 months
Progenika Biopharma, S.A. (Spain) | Currently marketed products | Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	€ 23,792	€ 23,792
Intangible assets at end of the year	23,792	23,792
Progenika Biopharma, S.A. (Spain) | Currently marketed products | Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(16,254)	(13,875)
Additions	(2,379)	(2,379)
Translation differences	0
Intangible assets at end of the year	€ (18,633)	€ (16,254)